Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of our Company.

			Average		Value of Initial
			Summary	Average	Fixed $100
	Summary		Compensation	Compensation	Investment Based
	Compensation	Compensation	Table Total for	Actually Paid to	On Total
	Table Total for	Actually paid to	Non-CEO NEOs	Non-CEO NEOs	Stockholder
Year	Mr. Bashan (1)	Mr. Bashan (2)	(3)	(4)	Return (5)	Net Income (6)
2024	$1,527,792	$524,655	$749,713	$488,529	$105.62	$2,932,000
2023	$2,684,941	$3,186,324	$902,702	$1,094,613	129.93	$8,312,000
2022	$1,468,296	$1,899,221	$795,773	$1,056,338	37.74	$(14,927,000)
(1)The dollar amounts reported are the amounts reported in the “Total” column of the Summary Compensation Table for Mr. Bashan, our President and Chief Executive Officer.
(2)The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Bashan, as computed in accordance with SEC regulations. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Bashan during the applicable year. In accordance with SEC regulations, the following adjustments were made to Mr. Bashan’s total compensation to determine the compensation actually paid:

		Less: Summary
	Summary	Compensation		Equals:
	Compensation	Table Reported		Compensation
	Table Total for	Value of Equity	Plus: Equity Award	Actually paid to
Year	Mr. Bashan	Awards (a)	Adjustments (b)	Mr. Bashan
2024	$1,527,792	$1,037,121	$33,984	$524,655
2023	$2,684,941	$1,308,118	$1,809,501	$3,186,324
2022	$1,468,296	$995,140	$1,426,065	$1,899,221
(a)Represents the aggregate grant-date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)The equity award adjustments for each applicable year were as set forth in the table below. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fair Value
					at the End	Value of
					of the Prior	Dividend
		Year over Year	Year End		Year of	Equivalents
		Change in fair	Fair Value	Year over Year	Equity	Accrued or
		Value of	of Vested	Change in Fair	Awards that	other Earnings
	Year End Fair	Outstanding	Equity	Value of Equity	Failed to	Paid on Stock
	Value of Unvested	and Unvested	Awards	Awards Granted	meet	Awards not
	Equity Awards	Equity Awards	Granted in	in Prior Years	Vesting	Otherwise	Total Equity
	Granted in the	Granted in	the Covered	that Vested in the	Conditions	Reflected in	Award
Year	Covered Year	prior Years	Year	Year	in the Year	Fair Value	Adjustments
2024	$—	$5,049	$329,950	$(301,015)	$—	$—	$33,984
2023	$934,501	$210,735	$505,750	$158,515	$—	$—	$1,809,501
2022	$717,652	$110,664	$566,768	$30,981	$—	$—	$1,426,065

(3)The dollar amounts reported represent the average of the amounts reported for our Named Executive Officers as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The Named Executive Officers included for purposes of calculating the average amounts are Mr. Rubin and Mr. Naos.

(4)The dollar amounts reported represent the average amount of “compensation actually paid” to the Named Executive Officers identified in footnote 3, as computed in accordance with SEC regulations. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the Named Executive Officers during the applicable year. In accordance with the SEC regulations, the following adjustments were made to average total compensation for the Named Executive Officers for each year to determine the compensation actually paid:

	Average Reported
	Summary	Less: Summary		Equals: Average
	Compensation	Compensation Table Average	Plus: Average	Compensation
	Table Total for	Reported Value of	Equity Award	Actually Paid to
Year	Other NEOs	Equity Awards	Adjustments (a)	Other NEOs
2024	$749,713	$293,799	$32,616	$488,529
2023	$902,702	$302,403	$494,314	$1,094,613
2022	$795,773	$183,933	$444,498	$1,056,338
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

				Year over	Fair Value at	Average Value
			Average Year	Year Average	the End of	of Dividend
		Year over Year	End Fair	Change in	the Prior	Equivalents
		Average	Value of	Fair Value of	Year of	Accrued or
	Average Year End	Change in fair	Vested	Equity	Equity	other Earnings
	Fair Value of	Value of	Equity	Awards	Awards that	Paid on Stock
	Unvested Equity	Outstanding and	Awards	Granted in	Failed to	Awards not
	Awards Granted	Unvested Equity Awards	Granted in	Prior Years	meet Vesting	Otherwise	Total Average
	in the Covered	Granted in prior	the Covered	that Vested in	Conditions in	Reflected in	Equity Award
Year	Year	Years	Year	the Year	the Year	Fair Value	Adjustments
2024	$66,865	$3,326	$55,513	$(93,089)	$—	$—	$32,616
2023	$317,561	$89,197	$22,868	$64,688	$—	$—	$494,314
2022	$330,120	$36,648	$67,913	$9,817	$—	$—	$444,498

(5)Cumulative TSR is the value of a $100 investment in our common stock calculated by dividing the difference between the per share price of our common stock at the end of each year shown and the beginning of the measurement period by the per share price of our common stock at the beginning of the measurement period.

(6)The dollar amounts reported represent the amount of net income reflected in our Consolidated Statements of Income included in our Annual Report on Form 10-K for the applicable fiscal year.

Named Executive Officers, Footnote
(1)The dollar amounts reported are the amounts reported in the “Total” column of the Summary Compensation Table for Mr. Bashan, our President and Chief Executive Officer.

(3)The dollar amounts reported represent the average of the amounts reported for our Named Executive Officers as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The Named Executive Officers included for purposes of calculating the average amounts are Mr. Rubin and Mr. Naos.

PEO Total Compensation Amount	$ 1,527,792	$ 2,684,941	$ 1,468,296
PEO Actually Paid Compensation Amount	$ 524,655	3,186,324	1,899,221
Adjustment To PEO Compensation, Footnote
(2)The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Bashan, as computed in accordance with SEC regulations. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Bashan during the applicable year. In accordance with SEC regulations, the following adjustments were made to Mr. Bashan’s total compensation to determine the compensation actually paid:

		Less: Summary
	Summary	Compensation		Equals:
	Compensation	Table Reported		Compensation
	Table Total for	Value of Equity	Plus: Equity Award	Actually paid to
Year	Mr. Bashan	Awards (a)	Adjustments (b)	Mr. Bashan
2024	$1,527,792	$1,037,121	$33,984	$524,655
2023	$2,684,941	$1,308,118	$1,809,501	$3,186,324
2022	$1,468,296	$995,140	$1,426,065	$1,899,221
(a)Represents the aggregate grant-date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)The equity award adjustments for each applicable year were as set forth in the table below. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fair Value
					at the End	Value of
					of the Prior	Dividend
		Year over Year	Year End		Year of	Equivalents
		Change in fair	Fair Value	Year over Year	Equity	Accrued or
		Value of	of Vested	Change in Fair	Awards that	other Earnings
	Year End Fair	Outstanding	Equity	Value of Equity	Failed to	Paid on Stock
	Value of Unvested	and Unvested	Awards	Awards Granted	meet	Awards not
	Equity Awards	Equity Awards	Granted in	in Prior Years	Vesting	Otherwise	Total Equity
	Granted in the	Granted in	the Covered	that Vested in the	Conditions	Reflected in	Award
Year	Covered Year	prior Years	Year	Year	in the Year	Fair Value	Adjustments
2024	$—	$5,049	$329,950	$(301,015)	$—	$—	$33,984
2023	$934,501	$210,735	$505,750	$158,515	$—	$—	$1,809,501
2022	$717,652	$110,664	$566,768	$30,981	$—	$—	$1,426,065

Non-PEO NEO Average Total Compensation Amount	$ 749,713	902,702	795,773
Non-PEO NEO Average Compensation Actually Paid Amount	$ 488,529	1,094,613	1,056,338
Adjustment to Non-PEO NEO Compensation Footnote

	Average Reported
	Summary	Less: Summary		Equals: Average
	Compensation	Compensation Table Average	Plus: Average	Compensation
	Table Total for	Reported Value of	Equity Award	Actually Paid to
Year	Other NEOs	Equity Awards	Adjustments (a)	Other NEOs
2024	$749,713	$293,799	$32,616	$488,529
2023	$902,702	$302,403	$494,314	$1,094,613
2022	$795,773	$183,933	$444,498	$1,056,338
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

				Year over	Fair Value at	Average Value
			Average Year	Year Average	the End of	of Dividend
		Year over Year	End Fair	Change in	the Prior	Equivalents
		Average	Value of	Fair Value of	Year of	Accrued or
	Average Year End	Change in fair	Vested	Equity	Equity	other Earnings
	Fair Value of	Value of	Equity	Awards	Awards that	Paid on Stock
	Unvested Equity	Outstanding and	Awards	Granted in	Failed to	Awards not
	Awards Granted	Unvested Equity Awards	Granted in	Prior Years	meet Vesting	Otherwise	Total Average
	in the Covered	Granted in prior	the Covered	that Vested in	Conditions in	Reflected in	Equity Award
Year	Year	Years	Year	the Year	the Year	Fair Value	Adjustments
2024	$66,865	$3,326	$55,513	$(93,089)	$—	$—	$32,616
2023	$317,561	$89,197	$22,868	$64,688	$—	$—	$494,314
2022	$330,120	$36,648	$67,913	$9,817	$—	$—	$444,498

Compensation Actually Paid vs. Total Shareholder Return

Compensation actually paid to Mr. Bashan during the year ended December 31, 2024 was approximately $0.5 million, a decrease of approximately $2.7 million from approximately $3.2 million for the year ended December 31, 2023. Average compensation actually paid to our Non-CEO Named Executive Officers for the years ended December 31, 2024 was approximately $0.5 million, a decrease of approximately $0.6 million from approximately $1.1 million for the year ended December 31, 2023. For the year ended December 31, 2024, our TSR was $105.62, a decrease of 18.7%, compared to TSR of $129.93 for the year ended December 31, 2023. Our net income for the year ended December 31, 2024 was $2.9 million compared to net income of $8.3 million over the same period in 2023.

Compensation actually paid to Mr. Bashan and to our Non-CEO Named Executive Officers as a group is not directly correlated with our TSR or our net income (loss) over the three years presented in the above tables. Over the course of fiscal year 2022 and the first half of fiscal year 2023, we focused primarily on the clinical and regulatory development and approval of pegunigalsidase alfa. During the second half of fiscal year 2023 through fiscal year 2024, we shifted our focus to the support of our commercial partner’s launch efforts post approval, and redirecting our R&D and clinical resources towards the strengthening of our pipeline of product candidates, including but not limited to, our leading drug candidate, PRX-115 (pegylated Uricase for the potential treatment of uncontrolled Gout). Accordingly, TSR and net income (loss), as performance measures, are not directly correlated to our executive compensation determinations. As increases in the market price of our common stock correspond to increases in the fair market value of our equity grants, the calculation of compensation actually paid with respect to equity grants held by Mr. Bashan and to our Non-CEO Named Executive Officers increases in a like manner. In the year ended December 31, 2023, given the approval of pegunigalsidase alfa for adult patients with Fabry disease by both the FDA and the EMA, the advancement in the clinical development of our PRX-115 drug candidate and strengthening of our Company’s liquidity and cash position, the Compensation Committee of our Board of Directors elected to award to Mr. Bashan and to our Non-CEO Named Executive Officers, as well as other officers and employees of our Company, an annual cash bonus and a one-time special cash bonus for such positive achievements.

Compensation Actually Paid vs. Net Income

Compensation actually paid to Mr. Bashan during the year ended December 31, 2024 was approximately $0.5 million, a decrease of approximately $2.7 million from approximately $3.2 million for the year ended December 31, 2023. Average compensation actually paid to our Non-CEO Named Executive Officers for the years ended December 31, 2024 was approximately $0.5 million, a decrease of approximately $0.6 million from approximately $1.1 million for the year ended December 31, 2023. For the year ended December 31, 2024, our TSR was $105.62, a decrease of 18.7%, compared to TSR of $129.93 for the year ended December 31, 2023. Our net income for the year ended December 31, 2024 was $2.9 million compared to net income of $8.3 million over the same period in 2023.

Compensation actually paid to Mr. Bashan and to our Non-CEO Named Executive Officers as a group is not directly correlated with our TSR or our net income (loss) over the three years presented in the above tables. Over the course of fiscal year 2022 and the first half of fiscal year 2023, we focused primarily on the clinical and regulatory development and approval of pegunigalsidase alfa. During the second half of fiscal year 2023 through fiscal year 2024, we shifted our focus to the support of our commercial partner’s launch efforts post approval, and redirecting our R&D and clinical resources towards the strengthening of our pipeline of product candidates, including but not limited to, our leading drug candidate, PRX-115 (pegylated Uricase for the potential treatment of uncontrolled Gout). Accordingly, TSR and net income (loss), as performance measures, are not directly correlated to our executive compensation determinations. As increases in the market price of our common stock correspond to increases in the fair market value of our equity grants, the calculation of compensation actually paid with respect to equity grants held by Mr. Bashan and to our Non-CEO Named Executive Officers increases in a like manner. In the year ended December 31, 2023, given the approval of pegunigalsidase alfa for adult patients with Fabry disease by both the FDA and the EMA, the advancement in the clinical development of our PRX-115 drug candidate and strengthening of our Company’s liquidity and cash position, the Compensation Committee of our Board of Directors elected to award to Mr. Bashan and to our Non-CEO Named Executive Officers, as well as other officers and employees of our Company, an annual cash bonus and a one-time special cash bonus for such positive achievements.

Total Shareholder Return Amount	$ 105.62	129.93	37.74
Net Income (Loss)	$ 2,932,000	8,312,000	(14,927,000)
PEO Name	Mr. Bashan
Equity Awards Adjustments, Footnote
(b)The equity award adjustments for each applicable year were as set forth in the table below. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fair Value
					at the End	Value of
					of the Prior	Dividend
		Year over Year	Year End		Year of	Equivalents
		Change in fair	Fair Value	Year over Year	Equity	Accrued or
		Value of	of Vested	Change in Fair	Awards that	other Earnings
	Year End Fair	Outstanding	Equity	Value of Equity	Failed to	Paid on Stock
	Value of Unvested	and Unvested	Awards	Awards Granted	meet	Awards not
	Equity Awards	Equity Awards	Granted in	in Prior Years	Vesting	Otherwise	Total Equity
	Granted in the	Granted in	the Covered	that Vested in the	Conditions	Reflected in	Award
Year	Covered Year	prior Years	Year	Year	in the Year	Fair Value	Adjustments
2024	$—	$5,049	$329,950	$(301,015)	$—	$—	$33,984
2023	$934,501	$210,735	$505,750	$158,515	$—	$—	$1,809,501
2022	$717,652	$110,664	$566,768	$30,981	$—	$—	$1,426,065
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

				Year over	Fair Value at	Average Value
			Average Year	Year Average	the End of	of Dividend
		Year over Year	End Fair	Change in	the Prior	Equivalents
		Average	Value of	Fair Value of	Year of	Accrued or
	Average Year End	Change in fair	Vested	Equity	Equity	other Earnings
	Fair Value of	Value of	Equity	Awards	Awards that	Paid on Stock
	Unvested Equity	Outstanding and	Awards	Granted in	Failed to	Awards not
	Awards Granted	Unvested Equity Awards	Granted in	Prior Years	meet Vesting	Otherwise	Total Average
	in the Covered	Granted in prior	the Covered	that Vested in	Conditions in	Reflected in	Equity Award
Year	Year	Years	Year	the Year	the Year	Fair Value	Adjustments
2024	$66,865	$3,326	$55,513	$(93,089)	$—	$—	$32,616
2023	$317,561	$89,197	$22,868	$64,688	$—	$—	$494,314
2022	$330,120	$36,648	$67,913	$9,817	$—	$—	$444,498

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,037,121)	(1,308,118)	(995,140)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,984	1,809,501	1,426,065
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		934,501	717,652
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,049	210,735	110,664
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	329,950	505,750	566,768
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(301,015)	158,515	30,981
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(293,799)	(302,403)	(183,933)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,616	494,314	444,498
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	66,865	317,561	330,120
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,326	89,197	36,648
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,513	22,868	67,913
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (93,089)	$ 64,688	$ 9,817